As filed with the Securities and Exchange Commission on September 25, 2012
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	336	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	338	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
 (Registrant’s Telephone Number, including Area Code) (414) 287-3338

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on September 28, 2012 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 336 to the Registration Statement of the Performance Trust Municipal Bond Fund, a series of Trust for Professional Managers, is being filed for the purpose of commencing the public offering of Retail Class shares of the Performance Trust Municipal Bond Fund, to add the audited financial statements and certain related financial information for the fiscal period ended August 31, 2011 and the six-months ended February 29, 2012 of the Performance Trust Municipal Bond Fund and to make other permissible changes under Rule 485(b).

This Post-Effective Amendment No. 336 incorporates by reference the information contained in Part B of Post-Effective Amendment No. 281 to the Performance Trust Municipal Bond Fund’s Registration Statement filed on December 23, 2011.

Performance Trust Municipal Bond Fund
Retail Class (Symbol: PTRMX)

Prospectus

September 28, 2012

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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Performance Trust Municipal Bond Fund - Retail Class
A series of Trust for Professional Managers (the “Trust”)

This prospectus applies to the Retail Class of the Performance Trust Municipal Bond Fund (the “Fund”).  The Fund also offers Institutional Class shares, which are currently offered for purchase in a separate prospectus.

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Summary Section

Investment Objective
The investment objective of the Performance Trust Municipal Bond Fund (the “Fund”) is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Retail Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	2.90%
Total Annual Fund Operating Expenses	3.55%
Fee Waiver/Expense Reimbursement	-2.75%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.80%

(1)	Because Retail Class shares are new, Other Expenses are based on Other Expenses for Institutional Class shares of the Fund for the fiscal period ended August 31, 2011.
(2)
Pursuant to an operating expense limitation agreement between the Fund’s investment adviser, Performance Trust Investment Advisors, LLC (the “Adviser”), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses ( exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) for Retail Class shares do not exceed 0.80% of the Fund’s average annual net assets, through at least June 29, 2014.  The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”).  The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$82	$603	$1,393	$3,470

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance during the most recent fiscal year.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in investment-grade quality municipal securities that pay interest that is exempt from regular federal income tax.  The Fund may invest up to 20% of its net assets in below investment grade municipal securities as well as up to 20% of its net assets in securities that are subject to federal income tax.  In addition, the Fund may invest up to 20% of its net assets in other investment companies, including closed-end funds and exchange-traded funds (“ETFs”).

The Fund invests in municipal securities issued by or on behalf of states and local governmental authorities throughout the United States and its territories that pay interest that is exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (“AMT”).  Investment grade municipal securities include securities rated (“investment grade”) (e.g., BBB/Baa or higher) at the time of purchase by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, judged by the Adviser to be of comparable quality.  Below investment grade securities are commonly referred to as “high yield” or “junk” bonds.

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The dollar-weighted average portfolio effective maturity of the Fund will normally be more than 10 years but less than 22 years.  The average duration will be more than 5 years but less than 11 years.

The Adviser will use a value-oriented strategy looking for higher-yielding and undervalued municipal securities that offer above-average total return.  The Fund’s investment process begins with a top-down review of portfolio duration and yield curve positioning as well as industry, sector and credit quality.  The Adviser makes a forward projection of an individual investment’s total return characteristics over a variety of economic and interest rate scenarios, yield curve shifts and time horizons.  The Adviser may choose to sell an investment with deteriorating credit quality or limited upside potential compared to other available investments in the market.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.

The principal risks of investing in the Fund include:

Management Risk
The risk that strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Municipal Securities Risks
The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.  Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on the Fund.

Municipal obligations that the Fund may acquire include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities.  If the funds are not appropriated for the following year’s lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund.

The repayment of principal and interest on some of the municipal securities in which the Fund may invest may be guaranteed or insured by a monoline insurance company.  If a company insuring municipal securities in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Tax Risks
Municipal securities may decrease in value during times when tax rates are falling.  The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.  If you are subject to the AMT, you may have to pay federal tax on a portion of your distributions from tax-exempt income.  If this is the case, the Fund’s net return to you may be lower.

Fixed-Income Securities Risks
Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Fixed-Income Securities Risk
The fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Other Investment Companies Risk
You will indirectly bear fees and expenses charged by underlying investment companies (mutual funds and ETFs) in addition to the Fund’s direct fees and expenses.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company shares.

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Exchange-Traded Fund Risk
Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of its underlying portfolio.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end mutual funds.

Liquidity Risk
There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

Valuation Risk
The prices provided by the Fund’s pricing service or independent dealers or the fair value determinations made by the valuation committee of the Board of Trustees may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance
Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.

Management
Investment Adviser
Performance Trust Investment Advisors, LLC serves as the Fund’s investment adviser.

Portfolio Managers
The following individuals have served as the Fund’s portfolio managers since the Fund commenced operations in June 2011:

Name	Primary Title
J. Thomas Futrell, CFA	Senior Portfolio Manager
Johnathan N. Wilhelm, JD	Portfolio Manager, Analyst
G. Michael Plaiss, CFA	Portfolio Manager

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares by mail (Performance Trust Mutual Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 (for overnight or express mail), or by telephone at 1-877-738-9095.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial amount of investment in the Fund is $2,500 for Retail Class shares.  Subsequent investments may be made with a minimum investment amount of $500.

Tax Information
The Fund intends to make tax-exempt distributions.  However, some of the Fund’s distributions, to the extent the distributions will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer, or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

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Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

Investment Objective
The Fund’s investment objective is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade municipal obligations issued by or on behalf of state and local governmental authorities throughout the United States and its territories that are exempt from regular federal income tax, but not necessarily exempt from AMT.  The Fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield” or “junk” bonds as well as up to 20% of its net assets in securities that pay interest subject to federal income tax.  In addition, the Fund may invest up to 20% of its net assets in other investment companies, including closed-end funds and ETFs.  Investments in other investment companies that invest predominantly in investment-grade quality municipal securities that pay interest that is exempt from regular federal income tax are considered investment-grade quality municipal securities that pay interest that is exempt from regular federal income tax for the 80% test.

Investment grade municipal securities include securities rated in the highest four ratings categories at the time of purchase by at least one NRSRO, or if unrated, judged by the Adviser to be of comparable quality.  After purchase, a security may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase.  In such cases, the Adviser will consider whether to continue to hold the security.

The Fund’s portfolio managers intend to construct the Fund’s investment portfolio with a target weighted average portfolio effective maturity of between 10 and 22 years.  The average duration will be more than 5 years but less than 11 years.  The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor.  Some types of bonds may also have an “effective maturity” that is shorter than the stated maturity due to prepayment or call provisions.  Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity.  Dollar-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

It is possible that 25% or more of the Fund’s assets could be invested in municipal securities that would tend to respond similarly to particular economic or political developments or the interest on which is based on revenues or otherwise related to similar types of projects.  An example would be securities of issuers whose revenues are paid from similar types of projects, such as education, housing or transportation.

The Adviser will use a value-oriented strategy looking for higher-yielding and undervalued municipal securities that offer above-average total return.  The Fund’s investment process begins with a top-down review of portfolio duration and yield curve positioning as well as industry, sector and credit quality.  The Adviser makes a forward projection of an individual investment’s total return characteristics over a variety of economic and interest rate scenarios, yield curve shifts and time horizons.  For investments with credit components, a careful assessment of credit risk is made.  Securities with superior risk reward characteristics, with respect to criteria such as price, interest rate sensitivity and credit quality, are selected for the Fund’s portfolio.  The Adviser’s risk management process is enhanced by appropriate diversification of security type, type of issuer and geographic location.

The Fund’s portfolio managers may sell an investment to satisfy redemption requests, when a security no longer satisfies the Fund’s investment criteria as described above, or when a more attractive investment opportunity becomes available.

General Investment Policies of the Fund

Temporary Strategies; Cash or Similar Investments
For temporary defensive purposes, the Adviser may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.  Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

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Change in Investment Objective
The Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ written notice to shareholders.  The Fund will not make any change in its investment policy of investing at least 80% of net assets in investments suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Principal Risks of Investing in the Fund
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

Management Risk
The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

General Market Risk
U.S. markets have experienced significant volatility in recent years.  The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties, all of which may increase the risk of investing the securities held by the Fund.

Municipal Securities Risks
The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.  The Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects.  As a result, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on the Fund’s share price.

Municipal obligations that the Fund may acquire include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities.  If the funds are not appropriated for the following year’s lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund.

The repayment of principal and interest on some of the municipal securities in which the Fund may invest may be guaranteed or insured by a monoline insurance company.  The monoline guarantee or insurance will generally enhance the credit rating and lower the interest rate payable on the security.  Certain monoline insurers have suffered losses from insuring structured products and other securities backed by residential mortgages.  If a company insuring municipal securities in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Tax Risks
Municipal securities may decrease in value during times when tax rates are falling.  Since interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, such interest income.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Investment in tax-exempt securities poses additional risks.  In many cases, the Internal Revenue Service (“IRS”) has not ruled on whether the interest received on a tax-exempt obligation is tax-exempt, and accordingly, purchases of these securities are based on the opinion of bond counsel to the issuers at the time of issuance.  The Fund and the Adviser rely on these opinions and will not review the basis for them.

Fixed-Income Securities Risk
Fixed-income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below.

Interest Rate Risk
Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities.

Call Risk
During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

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Prepayment and Extension Risk
Many types of fixed-income securities are subject to prepayment risk.  Prepayment occurs when the issuer of a fixed-income security can repay principal prior to the security’s maturity.  Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a fixed-income security can be difficult to predict and result in greater volatility.  On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.  This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

Credit Risk
Fixed-income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.  There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.  Lower rated fixed-income securities involve greater credit risk, including the possibility of default or bankruptcy.

Liquidity Risk
Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.  These features make it more difficult to sell or buy a security at a favorable price or time.  Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance.  Infrequent trading of securities may also lead to an increase in their price volatility.  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to.  If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

High-Yield Fixed-Income Securities Risk
High-yield fixed-income securities or “junk bonds” are fixed-income securities rated below investment grade by a NRSRO.  Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default.  Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Valuation Risk
The prices provided by the Fund’s pricing service or independent dealers or the fair value determinations made by the valuation committee of the Board of Trustees may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Other Investment Companies Risk
The Fund may invest in shares of other investment companies, including closed-end mutual funds and ETFs, as a means to pursue its investment objective.  As a result of this policy, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying fund shares.  You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.  With certain exceptions, the 1940 Act generally prohibits a fund from acquiring shares of an investment company if, immediately after such acquisition, the fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares.  This prohibition may prevent the Fund from allocating its investments in an optimal manner.

Exchange-Traded Fund Risk
The price of an ETF may fluctuate within a wide range, and the Fund may lose money by investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1)  the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; and (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in securities prices) halts trading generally.  ETFs also have management fees that increase their cost.  In addition, investing in ETFs that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities on indices, forward contracts, swap agreements and similar instruments, may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings.  Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.

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Portfolio Holdings Information
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.  Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports are available by contacting Performance Trust Mutual Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 or calling 1-877-738-9095.  The Form N-Q is available on the SEC’s website at www.sec.gov.

Management of the Fund

The Adviser
The Trust, on behalf of the Fund, has entered into an investment advisory agreement (the “Advisory Agreement”) with Performance Trust Investment Advisors, LLC, an Illinois limited liability company located at 500 West Madison, Suite 470, Chicago, Illinois 60661.  Founded in 1994, the Adviser is an investment manager which handles non-agency residential mortgage-backed securities portfolios for family offices, fund of hedge funds, registered investment advisers and institutions. The Adviser is a SEC-registered investment adviser, and as of August 31, 2012, the Adviser had over $557 million in assets under management.  The Adviser also serves as the investment adviser to the Performance Trust Total Return Bond Fund (the “Total Return Bond Fund”), a separate series of the Trust, which is currently offered in a separate prospectus.  Under the Advisory Agreement, the Adviser manages the Fund’s investments subject to the supervision of the Board of Trustees.  The Adviser is entitled to an annual management fee of 0.40% of the Fund’s average daily net assets.

Fund Expenses
The Fund is responsible for its own operating expenses.  Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to reduce its management fees and/or reimburse expenses of the Fund to ensure that the total amount of Fund operating expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) for Retail Class shares does not exceed 0.80% of the average net assets through at least June 29, 2014, and subject to annual re-approval of the agreement by the Board of Trustees thereafter.  Any waiver in management fees or payment of expenses made by the Adviser may be reimbursed by the Fund in subsequent fiscal years if the Adviser so requests.  This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement will be reviewed and approved by the Board of Trustees.  The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses.  In addition, any such reimbursement from the Fund to the Adviser will be subject to the applicable limitation on the Fund’s expenses.  This operating expense limitation agreement can only be terminated by, or with the consent of, the Board of Trustees.

A discussion regarding the basis of the approval by the Board of Trustees’ of the Advisory Agreement is available in the Fund’s annual report to shareholders dated August 31, 2011.

Portfolio Managers
The Adviser uses a team approach for portfolio security selection and decision-making.  The names and backgrounds of the Fund’s portfolio management team members are as follows:

J. Thomas Futrell, CFA®
Mr. Futrell serves as a member of the Adviser’s portfolio management team for the Municipal Bond Fund.  Mr. Futrell joined the Adviser in January 2011 as a Senior Portfolio Manager for Municipal Bonds. He comes to the firm with over 20 years of experience in municipal bond portfolio management. Mr. Futrell began his career in the investment business as a credit analyst with Nuveen Investments (“Nuveen”) in 1983. He transitioned to Nuveen Asset Management and stayed there until 2007, where he was involved in almost every area of investment management. Mr. Futrell’s considerable involvement in municipals has included performing portfolio construction and ongoing portfolio management of a number of closed-end municipal bond funds, including Nuveen’s first leveraged closed-end fund. He also supervised a 20-person municipal research team that evaluated potential purchases and performed surveillance on municipal credits totaling $60 billion. Recently, from 2008 to 2010 as the CIO for Claymore Securities, Inc. (purchased by Guggenheim Partners, LLC), Mr. Futrell provided oversight for the investment operations of a $16 billion complex involving closed-end funds, exchange-traded funds, and unit investment trusts, including municipal mandates and closed-end funds. Mr. Futrell has a BA from Wheaton College and an MBA from Northern Illinois University, and has received the Chartered Financial Analyst® designation. He is a director of the Northern Illinois University Foundation and a member of the Finance Committee, as well as a member and past chair of the Municipal Bond Buyers Association. He is Series 7, 24 and 66 registered.

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Johnathan N. Wilhelm, JD
Mr. Wilhelm serves as a member of the Adviser’s portfolio management team for the Municipal Bond Fund.  Mr. Wilhelm joined the Adviser in February 2011 as a Portfolio Manager and Analyst for Municipal Bonds. He comes to the Adviser with over 21 years of credit research and portfolio management experience in corporate and municipal securities. Prior to joining the Adviser, Mr. Wilhelm worked at Nuveen Investments (“Nuveen”) for the past 11 years from 2000 to 2010. Most recently at Nuveen, he was a Senior Vice President and Portfolio Manager, responsible for approximately $3 billion of municipal assets under management involving nine different strategies. Before becoming a portfolio manager at Nuveen, Mr. Wilhelm led a team of credit analysts responsible for research of industrial development bonds, utilities and real estate-backed financings. Prior to joining Nuveen Investments, he was a Senior Credit Analyst in the Van Kampen Senior Loan Group. Before joining the senior loan group, Mr. Wilhelm was a Senior Fixed-Income Analyst for the Van Kampen mutual funds and unit investment trusts where he specialized in the health care and industrial development bond sectors. He was with Van Kampen for nine years. Mr. Wilhelm earned his BS in Business, with a concentration in Finance, from Miami University of Ohio and his Juris Doctor from DePaul University College of Law.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the Fund.

Shareholder Information

Share Price
The price of the Fund’s shares is the Fund’s net asset value (“NAV”).  The NAV per share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding.  In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  The NAV is calculated at the close of regular trading of the NYSE, which is generally 4:00 p.m., Eastern time.  The NAV will not be calculated on days that the NYSE is closed for trading.

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Municipal securities are valued by using market quotations or a matrix method provided by an approved pricing service.  If prices are not available from an approved pricing service, then quotations will be obtained from the Adviser and the municipal securities will be valued at the mean between the bid and the offer.

When market quotations are not readily available, a security or other asset, including a municipal security, is valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others, or the value when trading resumes or is realized upon its sale.  Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

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How to Purchase Shares
Shares of the Fund are purchased at the next NAV calculated after your purchase order is received in good order by the Fund, or by an Authorized Intermediary, as discussed below.

All purchase requests received in good order by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), or by an authorized financial intermediary (an “Authorized Intermediary,” as defined below) before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed at that day’s NAV per share.  Purchase requests received by the Transfer Agent or an Authorized Intermediary after the close of the NYSE (generally 4:00 p.m., Eastern time) will receive the next business day’s NAV per share.  An Authorized Intermediary is a financial intermediary that has made arrangements with the Fund to receive purchase and redemption orders on its behalf.  For additional information about purchasing shares through financial intermediaries, please see “Purchasing Shares Through a Financial Intermediary,” below.

All account applications (each, an “Account Application”) to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted.  It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to other shareholders.  Your order will not be accepted until the Fund or the Transfer Agent receives a completed Account Application.

The Fund reserves the right to reject any purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund.  Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below.  In addition, a service fee, which is currently $25, as well as any loss sustained by the Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  The Fund and the Transfer Agent will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.  Your order will not be accepted until the completed Account Application is received by the Fund or the Transfer Agent.

The Transfer Agent will charge a $25 fee against a shareholders account, in addition to any loss sustained by the Fund, for any payment that is returned.  It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.  The Fund reserves the right to reject any application.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Minimum Investments
The minimum initial investment in the Fund is $2,500 for Retail Class shares.  The minimum investment amount for subsequent investments is $500.  The Fund reserves the right to waive the minimum initial investment or minimum subsequent investment amounts in its sole discretion.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.

Purchase Requests Must be Received in Good Order
Your share price will be the next NAV per share calculated after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order.  “Good order” means that your purchase request includes:

➢	the name of the Fund you are investing in;
➢	the dollar amount of shares to be purchased;
➢	your account application or investment stub; and
➢	a check payable to “Performance Trust Municipal Bond Fund.”

Investing by Telephone
If you have completed the “Telephone Options - Purchase Authorization” section of the Account Application, you may purchase additional shares by calling the Fund toll free at 1-877-738-9095.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount is $500.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the price determined on the day your order is placed.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.

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Purchase by Mail
To purchase the Fund’s shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to “Performance Trust Municipal Bond Fund” to:

Regular Mail
Performance Trust Mutual Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight or Express Mail
Performance Trust Mutual Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

The Fund and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase by Wire
If you are making your first investment in the Fund, before you wire funds the Transfer Agent must have a completed Account Application.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at 1-877-738-9095 to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund you are investing in, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to: U.S. Bank, N.A.
ABA Number: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account: 112-952-137
Further Credit: Performance Trust Mutual Funds
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing.  The Fund and U.S. Bank, N.A., the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Subsequent Investments
The minimum subsequent investment amount in the Fund is $500.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of subsequent investments.  You may add to your account at any time by purchasing shares by mail, by telephone or by wire.  You must call to notify the Fund at 1-877-738-9095 before wiring.  An investment stub, which is attached to your individual account statement, should accompany any investments made through the mail.  All purchase requests must include your shareholder account number.

Automatic Investment Plan
For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a weekly, monthly or quarterly basis.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date.  A fee will be charged if your bank does not honor the AIP draft for any reason.

Purchasing Shares Through a Financial Intermediary
Investors may be charged a fee if they effect transactions through a financial intermediary.  If you are purchasing shares through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and wiring payment to the Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales.  Financial intermediaries placing orders for themselves or on behalf of their customers should call the Fund toll free at 1-877-738-9095, or follow the instructions listed in the sections above entitled “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

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If you place an order for the Fund’s shares through a financial intermediary in accordance with such financial intermediary’s procedures, and such financial intermediary then transmits your order to the Transfer Agent in accordance with the Transfer Agent’s instructions, your purchase will be processed at the NAV next calculated after the Transfer Agent receives your order.  The financial intermediary must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the financial intermediary will be held liable for any resulting fees or losses.

The Fund has authorized one or more brokers or financial intermediaries (each an “Authorized Intermediary”) to receive purchase and redemption orders on its behalf.  Such Authorized Intermediaries may be authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  In such cases, the Fund will be deemed to have received a purchase or redemption order when an Authorized Intermediary or, if applicable, an Authorized Intermediary’s authorized designee, receives the order.  Customer orders will be priced at the applicable Fund’s NAV per share next computed after the order is received in good order by an Authorized Intermediary or its authorized designee.  For more information about your financial intermediary’s rules and procedures, and whether your financial intermediary is an Authorized Intermediary, you should contact your financial intermediary directly.

Anti-Money Laundering Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

➢	full name;
➢	date of birth (individuals only);
➢	Social Security or taxpayer identification number; and
➢	permanent street address (a P.O. Box alone is not acceptable).

Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.

If any information listed above is missing, your Account Application will be returned and your account will not be opened.  In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program.  The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at 1-877-738-9095.

How to Redeem Shares
In general, orders to sell or “redeem” shares may be placed directly with the Fund or through a financial intermediary.  However, if you originally purchased your shares through a financial intermediary including an Authorized Intermediary, your redemption order must be placed with the same financial intermediary in accordance with the procedures established by that financial intermediary.  Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  You may redeem all or part of your investment in the Fund’s shares on any business day that the applicable Fund calculates its NAV.  To redeem shares directly with the Fund, you must contact the Fund either by mail or by telephone to place a redemption order.  Your redemption request must be received in good order (as discussed under “Payment of Redemption Proceeds,” below) prior to the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) by the Transfer Agent or by your Authorized Intermediary.  Redemption requests received by the Transfer Agent or an Authorized Intermediary after the close of the NYSE will be treated as though received on the next business day.

Shareholders who hold their shares through an IRA or other retirement account must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  Shares held through IRA accounts may not be redeemed by telephone.

Payment of Redemption Proceeds
You may redeem your Fund shares at a price equal to the NAV next determined after the Transfer Agent or your Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Transfer Agent or Authorized Intermediary before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be sent on the next business day.

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A redemption request will be deemed in “good order” if it includes:

➢	the shareholder’s name;
➢	the name of the Fund you are invested in;
➢	the account number;
➢	the share or dollar amount to be redeemed; and
➢	signatures by all shareholders on the account and signature guarantee(s), if applicable.

You may have the proceeds sent by check to the address of record, wired to your pre-established bank account or sent by electronic funds transfer through the ACH network using the bank instructions previously established for your account.  Redemption proceeds will typically be sent on the business day following your redemption.  Wires are subject to a $15 service fee.  There is no charge to have proceeds sent via ACH, however, funds are typically credited to your bank within two to three days after redemption.  In all cases, proceeds will be processed within seven calendar days after the Fund receives your redemption request.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of shareholders.  Your ability to redeem shares by telephone may be delayed or restricted after you change your address online or by telephone.  You may change your address at any time by a written request, addressed to the Transfer Agent.  Confirmation of an address change will be sent to both your old and new address.

Redemption proceeds will be sent to the address of record.  The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

Signature Guarantees
The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee ensures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  A signature guarantee of each owner is required in the following situations:

➢	if ownership is being changed on your account;
➢	when redemption proceeds are payable or sent to any person, address or bank account not on record;
➢	if a change of address request has been received by the Transfer Agent within the last 15 days; and
➢	for all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, a signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Redemption by Mail
You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail
Performance Trust Mutual Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight or Express Mail
Performance Trust Mutual Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

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Wire Redemption
Wire transfers may be arranged to redeem shares.  The Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.

Telephone Redemption
If you have been authorized to perform telephone transactions (either by completing the required portion of your Account Application or by subsequent arrangement in writing with the Fund), you may redeem shares, in amounts of $100,000 or less, by instructing the Fund by telephone at 1-877-738-9095.  A signature guarantee, a signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source will be required of all shareholders in order to qualify for or to change telephone redemption privileges on an existing account.  Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 days before the redemption request.  If you hold your shares through an IRA, you may not redeem shares by telephone.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Note:  Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

➢	that you correctly state your Fund account number;
➢	the name in which your account is registered; or
➢	the Social Security or taxpayer identification number under which the account is registered.

Systematic Withdrawal Program
The Fund offers a systematic withdrawal plan (the “SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start this program, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month, quarter or annually is $100.  This program may be terminated or modified by the Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves a redemption of Fund shares, and may result in a capital gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the amounts credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1-877-738-9095 for additional information regarding the SWP.

The Fund’s Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $2,500, other than as a result of a decline in the NAV of the Fund or for market reasons.  The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

Redemption Fee

Redemptions of short-term holdings may create missed opportunity costs for the Fund, as the Adviser may be unable to take or maintain positions in securities that employ certain strategies that require a longer period of time to achieve anticipated results.

For these reasons, the Fund will assess a 2.00% fee on the redemption and exchange of Fund shares held for 60 days or less.  The Fund uses the first-in, first-out method to determine the 60-day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is 60 days or less, the redemption fee will be assessed.  This fee does not apply to Fund shares acquired through reinvested distributions of investment company taxable income and net capital gain, redemptions under a SWP or shares purchased pursuant to an AIP.

Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for 60 days or less, the Fund may not always be able to track short-term trading effected through Authorized Intermediaries in non-disclosed or omnibus accounts.  While the Fund has entered into information sharing agreements with its Authorized Intermediaries (see “Tools to Combat Frequent Transactions” below) that require the Authorized Intermediaries to provide the Fund with information relating to their customers who invest in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to it from Authorized Intermediaries and may not be able to track short-term trading effected through these Authorized Intermediaries.  In addition, because the Fund is required to rely on information from the Authorized Intermediary as to the applicable redemption fee, the Fund cannot ensure that the Authorized Intermediary is always imposing the fee on the underlying shareholder in accordance with the Fund’s policies.  The Fund also reserves the right to waive the redemption fee, subject to its sole discretion, in instances deemed by the Adviser not to be disadvantageous to the Fund or its shareholders and that do not suggest the use of market-timing strategies.

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The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Exchanging Shares
You may exchange all or a portion of your investment from the Fund to the Performance Trust Total Return Bond Fund, (the “Total Return Bond Fund”) which is offered in separate prospectus.  You may also exchange all or a portion of your investment in the Total Return Bond Fund to the Fund.  Any new account established through an exchange will be subject to applicable minimum investment requirements described above ($2,500 for Retail Class shares for initial exchanges into the Fund, $500 for subsequent exchanges into the Fund, and $5,000 for initial exchanges into the Total Return Bond Fund and $500 for subsequent exchanges into the Total Return Bond Fund).  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  An exchange is considered to be a sale of shares for federal income tax purposes which may result in a realized taxable gain or loss.  Call the Fund (toll-free) at 1-877-738-9095 to learn more about exchanges or to request a prospectus for the Performance Trust Total Return Bond Fund.

Tools to Combat Frequent Transactions
The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board of Trustees has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps may include, among other things, monitoring trading activity and using fair value pricing, as determined by the Board of Trustees, when the Adviser determines current market prices are not readily available.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted herein, the Fund will apply all restrictions uniformly in all applicable cases.

Monitoring Trading Practices
The Fund uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Fund in its sole discretion.  To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order (but not a redemption request) in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

The Fund monitors selected trades in an effort to detect short-term trading activities.  Short-term trading occurs when an investor (through one or more accounts) makes more than one round-trip (a purchase into a fund followed by a redemption) within a short period of time.  Investors are limited to no more than four round-trip transactions in a 12-month period after which time future purchases into the Fund will be restricted.  If, as a result of this monitoring, the Fund believes that an investor has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.

Fair Value Pricing
The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board of Trustees has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that, in the judgment of the Adviser, does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which a Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Share Price.”

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Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Authorized Institutions as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to them from Authorized Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Fund’s ability to monitor and discourage abusive trading practices in non-disclosed or omnibus accounts may be limited.

Other Fund Policies
Telephone Transactions
If you elect telephone privileges on the Account Application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed previously in the “How to Purchase Shares” section.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

The Fund will not accept a request to cancel a transaction once processing has begun.  Please exercise care when placing a transaction request.

Redemption in Kind
The Fund generally pays redemption proceeds in cash.  However, the Trust has filed a notice of election under Rule 18f-1 under the 1940 Act with the SEC, under which the Trust has reserved the right to redeem in kind, meaning that redemption proceeds are paid in liquid securities with a market value equal to the redemption price.

Policies of Other Financial Intermediaries
Your Authorized Intermediary or its designee may establish policies that differ from those of the Fund.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Financial intermediaries, including Authorized Intermediaries, may set cut-off times for the receipt of purchase or redemption requests that are different than the cut-off times established by the Transfer Agent.  Please contact your Authorized Intermediary for details.

Closing of Fund to New Purchases
The Adviser retains the right to close the Fund (or partially close the Fund) to new purchases if it is determined to be in the best interest of shareholders.  Based on market and Fund conditions, the Adviser may decide to close the Fund to new investors, all investors or certain classes of investors (such as Fund supermarkets) at any time.  If the Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-738-9095 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

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Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  If the Fund is unable to locate you, then it will determine whether your account can legally be considered abandoned.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  Your last known address of record determines which state has jurisdiction.

Distribution of Fund Shares and Payments to Financial Intermediaries

The Distributor
Foreside Fund Services, LLC (the “Distributor”) is located at Three Canal Plaza, Suite 100, Portland, Maine 04101, and serves as distributor and principal underwriter to the Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Rule 12b-1 Distribution and Shareholder Servicing Plan
The Fund has adopted a Distribution and Shareholder Servicing Plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act pertaining to the Fund’s Retail Class shares.  .  Under the Distribution Plan, the Fund is authorized to pay the Distributor or such other entities as approved by the Board of Trustees, including the Adviser, compensation for distribution-related and/or shareholder services provided by such entities.  The maximum amount of the fee authorized is 0.25% of the Fund’s average daily net assets attributable to Retail Class shares.  Because these fees are paid out of the Fund’s assets attributable to Retail Class shares on an on-going basis, over time these fees will increase the cost of your investment in Retail Class shares of the Fund and may cost you more than paying other types of sales charges.  Institutional Class shares of the Fund, which are offered in a separate prospectus, are not subject to a Rule 12b-1 distribution fee or shareholder servicing fee.

Payments to Financial Intermediaries
The Fund may pay service fees to intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  These payments and compensation are in addition to service fees paid by the Fund, if any.  Payments are generally made to intermediaries that provide shareholder servicing, marketing support or access to sales meetings, sales representatives and management representatives of the intermediary.  Compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs.  Compensation may be paid as an expense reimbursement in cases in which the intermediary provides shareholder services to the Fund.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Distributions and Taxes

Distributions
Distributions from the net investment income of the Fund will be declared and paid monthly.  The Fund will distribute any net realized long-term or short-term capital gains at least annually, typically within the month of December.  The Fund may make additional distributions of net capital gains if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive distributions of net capital gains in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received the written request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions.

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Tax Consequences
Tax-Exempt Distributions
The Fund intends to make tax-exempt distributions to shareholders of income from interest earned on qualifying municipal securities.  For the Fund to pay tax-exempt distributions for any taxable year, at least 50% of the aggregate value of its assets at the close of each quarter of its taxable year must consist of certain municipal obligations.  While the Fund expects to have such aggregate value invested in qualifying municipal obligations, the Fund, as discussed below, may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.  Also, income exempt from federal tax may be subject to state and local income tax.  Furthermore, as discussed below, if you are subject to the AMT, you may have to pay federal tax on a portion of your distributions from tax-exempt income.  You may also be subject to tax on any capital gain realized by the Fund.  The federal tax status of exempt-interest distributions made by the Fund for the preceding year will be reported annually to the shareholders.

Taxable Investments
The Fund may invest up to 20% of its net assets in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds.  These bonds produce income taxable for federal purposes, unlike municipal bonds which generally provide income exempt from federal income tax.

If You Are Subject to the Alternative Minimum Tax
A portion of a tax exempt distribution reported by the Fund may consist of income attributable to certain private activity bonds, which will be a tax-preference item for purposes of the AMT.  If you are subject to the AMT, a portion of the Fund’s distributions to you may not be exempt from federal income tax.  If this is the case, the Fund’s net return to you may be lower.

Taxable Distributions
Distributions of the Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, and net short-term capital gain), if any, are generally taxable to the Fund’s shareholders as ordinary income (for non-corporate shareholders, currently taxed at a maximum rate of 35% but scheduled to increase to 39.6% for tax years beginning after December 31, 2012).  For non-corporate shareholders, to the extent that the Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income, such income may be subject to tax at the reduced rate of federal income tax applicable to long-term capital gain, if certain holding period requirements have been satisfied by the shareholder.  The current federal tax provisions applicable to “qualified dividends” are scheduled to expire for tax years beginning after December 31, 2012.  To the extent the Fund’s distributions of investment company taxable income are attributable to net short-term capital gain such distributions will be treated as ordinary income and  cannot be used to offset a shareholder’s capital losses from other investments.

Distributions of net capital gain (net long-term capital gain less net short-term capital losses) are generally taxable as long-term capital gain (for non-corporate shareholders, currently taxed at a maximum rate of 15%, but scheduled to increase to 20% for tax years beginning after December 31, 2012) regardless of the length of time that a shareholder has owned Fund shares.

You will be taxed in the same manner whether you receive your distributions (whether of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.

In addition to the federal income tax, for tax years beginning after December 31, 2012, individuals, trusts and estates are scheduled to be subject to a Medicare tax of 3.8%.  The Medicare tax will be imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund anticipates that it will distribute income that will be includable in a shareholder’s investment income for purposes of this Medicare tax.

Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale, exchange or redemption (including in-kind redemptions) and how long the shares were held by a shareholder.  Gain or loss realized upon a sale or redemption of Fund shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as short term capital gain or loss.  Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares within 30 days before or after selling or redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.

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The Fund is required to report to you and the IRS the cost basis of Fund shares acquired after January 1, 2012 when you subsequently redeem those shares.  The Fund will determine the cost basis of such shares using the average cost method unless you elect in writing any alternative IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

The federal income tax status of all distributions made by the Fund for the preceding year will annually be reported to shareholders.  Distributions made by the Fund may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

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Financial Highlights

The following financial highlights table shows the Fund’s financial performance information for Institutional Class shares of the Fund for the fiscal period from June 30, 2011 (commencement of operations) to August 31, 2011 and the semi-annual period ended February 29, 2012.  The total return in the table represents the rate that you would have earned or lost on an investment in the Institutional Class shares of the Fund (assuming you reinvested all distributions).  With the exception of the semi-annual period ended February 29, 2012, this information has been audited by Cohen Fund Audit Services, Ltd., the independent registered public accounting firm of the Fund, whose report, along with the Fund’s financial statements, are included in the Fund’s 2011 Annual Report to Shareholders, which is available upon request.

PERFORMANCE TRUST MUNICIPAL BOND FUND - Institutional Class Shares
Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended February 29, 2012 (Unaudited)	Period Ended August 31, 2011(1)
Net Asset Value, Beginning of Period	$20.18	$20.00

Income from investment operations
Net investment income(2)	0.40	0.05
Net realized and unrealized gain on investments	1.52	0.17
Total income from investment operations	1.92	0.22

Less distributions paid
From net investment income	(0.37)	(0.04)
From net realized gain on investments	(0.04)	—
Total distributions paid	(0.41)	(0.04)

Net Asset Value, End of Period	$21.69	$20.18

Total Return(3)	9.67%	1.06%

Supplemental Data and Ratios
Net assets at end of period (000’s)	$9,318	$4,838

Ratio of expenses to average net assets
Before waiver and expense reimbursement(4)	3.30%	7.66%
After waiver and expense reimbursement(4)	0.55%	0.55%

Ratio of net investment income (loss) to average net assets
Before waiver and expense reimbursement(4)	1.15%	(5.69)%
After waiver and expense reimbursement(4)	3.90%	1.42%

Portfolio turnover rate(3)	64.02%	15.43%

(1)	The Fund commenced operations on June 30, 2011.
(2)	Per share net investment income (loss) has been calculated using the daily average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.

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PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

➢	information we receive about you on applications or other forms;
➢	information you give us orally; and/or
➢	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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Investment Adviser
Performance Trust Investment Advisors, LLC
500 West Madison, Suite 470
Chicago, Illinois 60661

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Performance Trust Municipal Bond Fund
A series of Trust for Professional Managers

For more information
You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents (when they become available), request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-877-738-9095 by visiting the Fund’s website at www.PTIAfunds.com, or by writing to:

Performance Trust Mutual Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You can review and copy information, including the Fund’s reports and SAI, at the SEC’s Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Fund are also available:

➢	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
➢	for a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
➢	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-10401)

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TRUST FOR PROFESSIONAL MANAGERS
PART C

PERFORMANCE TRUST MUNICIPAL BOND FUND
OTHER INFORMATION

Item 28.      Exhibits.

(a)			Declaration of Trust.
	(1)	(i)
Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

		(ii)
Amended and Restated Declaration of Trust was previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(b)			Amended and Restated By-Laws.
	(1)		Previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.
(c)	(1)		Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws.
(d)	(1)
Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 250 to its Registration Statement on Form N-1A with the SEC on June 28, 2011, and is incorporated by reference.

(e)	(1)
Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 281 to its Registration Statement on Form N-1A with the SEC on December 23, 2011, and is incorporated by reference.

(f)	(1)		Bonus or Profit Sharing Contracts – Not Applicable.
(g)	(1)		Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 250 to its Registration Statement on Form N-1A with the SEC on June 28, 2011, and is incorporated by reference.
(h)			Other Material Contracts.
	(1)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 250 to its Registration Statement on Form N-1A with the SEC on June 28, 2011, and is incorporated by reference.

	(2)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 250 to its Registration Statement on Form N-1A with the SEC on June 28, 2011, and is incorporated by reference.

	(3)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 250 to its Registration Statement on Form N-1A with the SEC on June 28, 2011, and is incorporated by reference.

	(4)
Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 289 to its Registration Statement on Form N-1A with the SEC on February 15, 2012, and is incorporated by reference.

	(5)
Operating Expense Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 250 to its Registration Statement on Form N-1A with the SEC on June 28, 2011, and is incorporated by reference.

		(A)
First Amendment to the Operating Expense Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 250 to its Registration Statement on Form N-1A with the SEC on June 28, 2011, and is incorporated by reference.

		(B)	Second Amendment to the Operating Expense Limitation Agreement — Filed Herewith.
(i)			Legal Opinions.
	(1)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 250 to its Registration Statement on Form N-1A with the SEC on June 28, 2011, and is incorporated by reference.

	(2)		Consent of Counsel — Filed Herewith.
(j)			Other Opinions.
	(1)		Consent of Independent Registered Public Accounting Firm — Filed Herewith.
(k)	(1)		Omitted Financial Statements – Not Applicable.
(l)			Agreement Relating to Initial Capital.
	(1)		Previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.
(m)	(1)		Rule 12b-1 Plan — Filed Herewith.
(n)	(1)		Rule 18f-3 Plan — Filed Herewith.
(o)	(1)		Reserved.
(p)			Code of Ethics.
	(1)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 322 to its Registration Statement on Form N-1A with the SEC on June 26, 2012, and is incorporated by reference.

	(2)
Code of Ethics for Fund and Adviser was previously filed with Registrant’s Post-Effective Amendment No. 281 to its Registration Statement on Form N-1A with the SEC on December 23, 2011, and is incorporated by reference.

	(3)
Code of Ethics for Principal Underwriter was previously filed with Registrant’s Post-Effective Amendment No. 330 to its Registration Statement on Form N-1A with the SEC on September 19, 2012, and is incorporated by reference.

Item 29.      Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.      Indemnification

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

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Item 31.      Business and Other Connections of Investment Adviser

Performance Trust Investment Advisors, LLC (the “Adviser”) serves as the investment adviser for the Performance Trust Municipal Bond Fund (the “Fund”).  The principal business address of the Adviser is 500 West Madison, Suite 470, Chicago, Illinois 60661.  With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), and dated March 29, 2012.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.      Principal Underwriter.

(a)           Foreside Fund Services, LLC, Registrant’s underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.            361 Absolute Alpha Fund, Series of Investment Managers Series Trust
2.            361 Long/Short Equity Fund, Series of Investment Managers Series Trust
3.            361 Managed Futures Strategy Fund, Series of Investment Managers Series Trust
4.            AdvisorShares Trust
5.            American Beacon Funds
6.            American Beacon Select Funds
7.            Avenue Mutual Funds Trust
8.            Bennett Group of Funds
9.            Bridgeway Funds, Inc.
10.          Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
11.          Central Park Group Multi-Event Fund
12.          del Rey Global Investors Funds
13.          Direxion Shares ETF Trust
14.          DundeeWealth Funds
15.          FlexShares Trust
16.          FocusShares Trust
17.          Forum Funds
18.          FQF Trust
19.          Gottex Multi-Alternatives Fund - I
20.          Gottex Multi-Alternatives Fund - II
21.          Gottex Multi-Asset Endowment Fund - I
22.          Gottex Multi-Asset Endowment Fund - II
23.          Henderson Global Funds
24.          Ironwood Institutional Multi-Strategy Fund LLC
25.          Ironwood Multi-Strategy Fund LLC
26.          Liberty Street Horizon Fund, Series of Investment Managers Series Trust
27.          Manor Investment Funds
28.          Nomura Partners Funds, Inc.
29.          Performance Trust Mutual Funds, Series of Trust for Professional Managers
30.          Perimeter Small Cap Value Fund, Series of Investment Managers Series Trust
31.          PMC Funds, Series of Trust for Professional Managers
32.          Precidian ETFs Trust
33.          Quaker Investment Trust
34.          RevenueShares ETF Trust
35.          Salient MF Trust
36.          Sound Shore Fund, Inc.
37.          The Roxbury Funds
38.          Turner Funds
39.          Wintergreen Fund, Inc.

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(b)           The following are the Officers and Managers of the Distributor, the Registrant’s underwriter.  The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

(c)           Not applicable.

Item 33.     Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Performance Trust Investment Advisors, LLC 500 West Madison, Suite 470 Chicago, IL 60661
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Item 34.      Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.      Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 336 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 336 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 25th day of September, 2012.

TRUST FOR PROFESSIONAL MANAGERS

By:	/s/ John P. Buckel
John P. Buckel
Vice President, Treasurer and Principal Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 336 to its Registration Statement has been signed below on September 25, 2012, by the following persons in the capacities indicated.

Signature	Title

Joseph C. Neuberger*	Chairperson, President and Trustee
Joseph C. Neuberger

Dr. Michael D. Akers*	Independent Trustee
Dr. Michael D. Akers

Gary A. Drska*	Independent Trustee
Gary A. Drska

Jonas B. Siegel*	Independent Trustee
Jonas B. Siegel

*	By:	/s/ John Buckel

John Buckel
*Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 289 to its Registration Statement on Form N-1A with the SEC on February 15, 2012, and is incorporated by reference.

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EXHIBIT INDEX

Exhibit	Exhibit No.

Second Amendment to the Operating Expense Limitation Agreement	EX-99.h.5.B
Consent of Counsel	EX-99.i.2
Consent of Independent Registered Public Accounting Firm	EX-99.j.1
Rule 12b-1 Plan	EX-99.m.1
Rule 18f-3 Plan	EX-99.n.1